Derivative Financial Instruments - Summary of Financial Liabilities Interest And Principal Cash Flow Maturities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Nov. 25, 2019 USD ($)	Nov. 25, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 28, 2018 USD ($)	Dec. 28, 2018 MXN ($)
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Suppliers	$ 14,135,159	$ 281,978,041	$ 208,034,407
Accounts and accrued expenses payable	$ 1,539,423	30,709,497	26,055,151
Leases		63,184,128	68,148,627			$ 70,651,797
Debt		2,232,694,117	2,035,079,540	$ 1,851,000	$ 34,875,000		$ 5,640,000	$ 112,000,000
Carrying amount [member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Suppliers		281,978,041	208,034,407
Accounts and accrued expenses payable		30,709,497	26,055,151
Leases		63,184,128	68,148,627
Debt		2,258,727,317	1,983,174,088
Total		2,634,598,983	2,285,412,273
2020 [member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Suppliers			208,034,407
Accounts and accrued expenses payable			26,055,151
Leases			11,424,336
Debt			312,757,186
2020
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Suppliers		281,978,041
Accounts and accrued expenses payable		30,709,497
Leases		12,899,935	9,982,471
Debt		386,573,778	222,227,670
Total			558,271,080
2021
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		8,695,992	9,507,408
Debt		230,702,075	205,355,068
Total		712,161,251	232,210,141
2022
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		8,660,013	9,493,269
Debt		322,593,741	213,879,603
Total		239,398,067	214,862,476
2023
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		8,151,473	9,361,805
Debt		277,735,672	254,613,606
Total		331,253,754	223,372,872
2024
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		7,392,278
Debt		203,016,590
Total		285,887,145	263,975,411
2025
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases			62,776,808
Debt			2,104,560,030
Total		210,408,868	2,167,336,838
2026 Thereafter
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Leases		54,962,972
Debt		2,243,851,381
Total		2,298,814,353
Total [Member]
Disclosure Of Financial Liabilities Interest And Principal Cash Flow Maturities [Line Items]
Suppliers		281,978,041	208,034,407
Accounts and accrued expenses payable		30,709,497	26,055,151
Leases		100,762,663	112,546,097
Debt		3,664,473,237	3,313,393,163
Total		$ 4,077,923,438	$ 3,660,028,818